ACQUISITION OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations	The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Cash	$2,024	$7	$3,732	$5,763
Non-cash consideration	15	1	—	16
Total consideration (1)	$2,039	$8	$3,732	$5,779

(US$ MILLIONS)
Cash and cash equivalents	$319	$—	$11	$330
Accounts receivable and other, net	289	2	1,129	1,420
Inventory, net	41	—	1,765	1,806
Assets held for sale	6	—	—	6
Equity accounted investments	9	—	833	842
Property, plant and equipment	3,030	3	3,578	6,611
Intangible assets	542	7	6,550	7,099
Goodwill (2)	1,575	7	1,750	3,332
Deferred income tax assets	138	—	14	152
Financial assets	4,735	—	27	4,762
Other assets	48	—	339	387
Acquisition gain	(4)	—	—	(4)
Accounts payable and other	(2,734)	(1)	(2,003)	(4,738)
Borrowings	(709)	—	—	(709)
Deferred income tax liabilities	(152)	(2)	(867)	(1,021)
Net assets acquired before non-controlling interests	$7,133	$16	$13,126	$20,275
Non-controlling interests (3) (4)	(5,094)	(8)	(9,394)	(14,496)
Net assets acquired	$2,039	$8	$3,732	$5,779
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(1)Excludes consideration attributable to non-controlling interests, which represents the interest of others in operating subsidiaries.
(2)The finalization of purchase price allocations within the business services and industrials segments resulted in adjustments to the preliminary fair values, including intangible assets, deferred income tax assets, deferred income tax liabilities, equity accounted investments and consideration paid. The offsetting adjustment to goodwill resulted in an increase of $3 million within the business services segment and a decrease of $144 million within the industrials segment. Adjustments to a purchase price allocation within the infrastructure services segment resulted in a decrease to goodwill of $5 million.
(3)Non-controlling interests recognized on business combination were measured at fair value for business services, industrials and infrastructure services.
(4)Non-controlling interests recognized on business combination were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for residential mortgage insurance services in the business services segment.